Finance Income and Costs - Details of Interest Expenses Included in Finance Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Interest expense on borrowings	₩ 11,774	₩ 7,962	₩ 19,577
Interest expense on debentures	228,568	239,560	238,450
Interest on finance lease liabilities			58
Others	58,758	42,932	39,577
Interest expense	₩ 299,100	₩ 290,454	₩ 297,662